Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Taxes [Line Items]
Corporate tax rate of the company	21.00%	35.00%	0.00%	0.00%	0.00%
Net increase (decrease) in valuation allowances			$ 18,154	$ (2,297)
Tax credits, net capital and operating loss carryforwards	$ 894,997		894,997	707,761
Tax credits, net capital and operating loss carryforwards having expiration date	322,816		$ 322,816	$ 180,882
Tax credits, net capital and operating loss carryforwards expiration date			Through 2038 for $322,816 in net operating losses	Through 2036 for $180,882 in net operating losses
Gross unrecognized tax benefits	187,646		$ 187,646	$ 193,024	$ 196,668	$ 126,706
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	30,807		30,807	28,228
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits, tax expense (benefit) recognized in the statements of income, net of interest and penalty reversals			2,579	2,910
Expected decrease in unrecognized tax benefits within next 12 months	23,869		23,869
Prepaid Expenses and Other Current Assets [Member]
Income Taxes [Line Items]
Tax receivable balance	$ 55,198		$ 55,198	$ 38,445